Call Money and Funds Purchased [Text Block]	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Call Money and Funds Purchased [Text Block]
11.	CALL MONEY AND FUNDS PURCHASED

A summary of funds transactions for the fiscal years ended March 31, 2019 and 2020 is as follows:

	2019	2020
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥2,450,320	¥3,668,922
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.12%	0.04%